UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       95

Form 13F Information Table Value Total:   $160,226
                                         (thousands)


List of Other Included Managers:  None

                                                         FORM 13F INFORMATION TABLE

                                TITLE OF         CUSIP                   SHRS OR  SH / PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS            NUMBER       VALUE      PRN AMT  PRN  CALL  DISCRETION  MGRS  SOLE  SHARED    NONE
--------------                  -----            ------       -----      -------  ---  ----  ----------  ----  ----  ------    ----
3M CO                           COM              88579Y101      296,719    4,104  SH         Sole        None        0         4,104
ADVO INC                        COM              007585102    2,753,687   86,458  SH         Sole        None   46,688        39,770
AFLAC INC                       COM              001055102   15,486,103  357,812  SH         Sole        None  140,148       217,664
AIR PROD & CHEMS INC            COM              009158106      229,140    3,800  SH         Sole        None    3,800             0
ALCOA INC                       COM              013817101      548,730   21,000  SH         Sole        None    6,600        14,400
AMERADA HESS CORP               COM              023551104      202,369    1,900  SH         Sole        None      500         1,400
AMERICAN EXPRESS CO             COM              025816109      250,181    4,700  SH         Sole        None    2,600         2,100
AMGEN INC                       COM              031162100      354,900    5,870  SH         Sole        None      800         5,070
ANHEUSER BUSCH COS INC          COM              035229103    1,554,494   33,978  SH         Sole        None   15,392        18,586
APPLE COMPUTER INC              COM              037833100      758,286   20,600  SH         Sole        None    9,600        11,000
ARCHER DANIELS MIDLAND CO       COM              039483102    1,983,615   92,779  SH         Sole        None   63,969        28,810
ASHLAND INC                     COM              044204105      348,785    4,853  SH         Sole        None    4,853             0
BAKER HUGHES INC                COM              057224107    9,995,385  195,375  SH         Sole        None   94,750       100,625
BECTON DICKINSON & CO           COM              075887109      229,819    4,380  SH         Sole        None    3,700           680
BJS WHOLESALE CLUB INC          COM              05548J106    1,571,639   48,373  SH         Sole        None   22,400        25,973
BP PLC                          SPONSORED ADR    055622104      957,595   15,351  SH         Sole        None    1,244        14,107
BROADCOM CORP                   CLA              111320107    1,289,739   36,300  SH         Sole        None   16,600        19,700
BT GROUP PLC                    ADR              05577E101    3,388,320   81,450  SH         Sole        None   34,400        47,050
CADBURY SCHWEPPES PLC           ADR              127209302      542,255   14,147  SH         Sole        None    8,374         5,773
CARNIVAL CORP                   PAIRED CTF       143658300    1,009,175   18,500  SH         Sole        None   14,000         4,500
CHESAPEAKE ENERGY CORP          COM              165167107    2,457,065  107,766  SH         Sole        None   40,000        67,766
CHUBB CORP                      COM              171232101    2,585,422   30,200  SH         Sole        None   17,000        13,200
CHURCH & DWIGHT INC             COM              171340102      599,146   16,551  SH         Sole        None    1,650        14,901
CINCINNATI FINL CORP            COM              172062101      216,235    5,466  SH         Sole        None        0         5,466
CITIGROUP INC                   COM              172967101      484,121   10,472  SH         Sole        None    5,526         4,946
COMCAST CORP                    CL A             20030N101      322,066   10,501  SH         Sole        None      918         9,583
COMCAST CORP NEW                CL A SPL         20030N200      269,550    9,000  SH         Sole        None        0         9,000
CORNING INC                     COM              219350105      392,232   23,600  SH         Sole        None   20,000         3,600
COVENTRY HEALTH CARE            COM              222862104      249,394    3,525  SH         Sole        None    1,791         1,734
DIAGEO PLC                      SPON ADR NEW     25243Q205      213,480    3,600  SH         Sole        None    3,600             0
DISNEY, WALT  CO                COM DISNEY       254687106    2,343,200   93,058  SH         Sole        None   35,453        57,605
DUPONT EI DE NEMOURS & CO       COM              263534109      267,694    6,224  SH         Sole        None        0         6,224
ECHOSTAR COMMUNICATIONS NEW     CL A             278762109    2,872,740   95,250  SH         Sole        None   50,000        45,250
EL PASO CORP                    COM              28336L109    1,022,976   88,800  SH         Sole        None   65,900        22,900
ENSCO INTL INC                  COM              26874Q100    1,480,050   41,400  SH         Sole        None   18,500        22,900
ERICSSON L M TEL CO             ADR B SEK 10     294821608    2,882,721   90,226  SH         Sole        None   23,260        66,966
EXXON MOBIL CORP                COM              30231G102    2,602,816   45,290  SH         Sole        None    6,724        38,566
FEDERAL NAT MTG ASSN            COM              313586109      921,260   15,775  SH         Sole        None    8,450         7,325
GENERAL ELEC CO                 COM              369604103    4,867,008  140,462  SH         Sole        None   38,100       102,362
GLOBALSANTAFE CORP              SHS              G3930E101    2,574,480   63,100  SH         Sole        None   27,500        35,600
GRANT PRIDECO INC               COM              38821G101    2,459,850   93,000  SH         Sole        None   44,900        48,100
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206      918,932   14,800  SH         Sole        None    9,750         5,050
HSBC HLDGS PLC                  SPON ADR NEW     404280406    3,732,797   46,865  SH         Sole        None   25,400        21,465
IMPAX LABORATORIES INC          COM              45256B101      317,403   20,191  SH         Sole        None        0        20,191
INTERNATIONAL BUSINESS MACH     COM              459200101    2,130,876   28,178  SH         Sole        None   22,550         5,628
INTL PAPER CO                   COM              460146103      591,331   19,574  SH         Sole        None   19,495            79
ISHARES INC                     MSCI JAPAN       464286848    5,122,728  505,200  SH         Sole        None  223,800       281,400
ITT INDS INC                    COM              450911102      224,549    2,300  SH         Sole        None    2,300             0
J.P. MORGAN & CHASE & CO        COM              46625H100    2,991,357   84,693  SH         Sole        None   56,916        27,777
JETBLUE AWY CORP                COM              477143101    2,025,604   99,100  SH         Sole        None   37,000        62,100
JOHNSON & JOHNSON               COM              478160104      202,735    3,119  SH         Sole        None    1,800         1,319
KIMCO REALTY CORP               COM              49446R109    2,542,556   43,160  SH         Sole        None        0        43,160
LOCKHEED MARTIN CORP            COM              539830109    3,084,958   47,556  SH         Sole        None   19,700        27,856
LUCENT TECHNOLOGIES INC         COM              549463107       38,057   13,078  SH         Sole        None   10,000         3,078
MEDCO HEALTH SOLUTIONS INC      COM              58405U102      299,776    5,618  SH         Sole        None    2,035         3,583
MERCK & CO INC                  COM              589331107      578,486   18,782  SH         Sole        None    8,000        10,782
MICROSOFT CORP                  COM              594918104      420,044   16,910  SH         Sole        None   15,600         1,310
MITSUBISHI TOKYO FINL GROUP     COM              606816106    3,346,208  394,600  SH         Sole        None  154,500       240,100
MITTAL STEEL CO NV              NV REC SH CLA    60684P101    1,870,712   78,800  SH         Sole        None   36,900        41,900
MORGAN STANLEY DEAN WITTER      COM NEW          617446448    1,886,926   35,962  SH         Sole        None   19,962        16,000
MOTOROLA INC                    COM              620076109      883,145   48,365  SH         Sole        None   18,900        29,465
NABORS INDUSTRIES LTD           SHS              G6359F103    1,915,592   31,600  SH         Sole        None   11,900        19,700
NASDAQ 100 TR                   UNIT SER I       631100104      614,226   16,700  SH         Sole        None    7,700         9,000
NEWS CORP                       CL B             65248E203      337,200   20,000  SH         Sole        None   20,000             0
OPSWARE INC                     COM              68383A101    2,413,056  471,300  SH         Sole        None  205,300       266,000
ORACLE CORP                     COM              68389X105    3,021,480  228,900  SH         Sole        None  117,100       111,800
PARKER HANNIFAN CORP            COM              701094104      238,739    3,850  SH         Sole        None    3,850             0
PEPSICO INC                     COM              713448108    1,429,145   26,500  SH         Sole        None   16,200        10,300
PFIZER INC                      COM              717081103    1,308,533   47,445  SH         Sole        None   14,000        33,445
PITNEY BOWES INC                COM              724479100      476,132   10,933  SH         Sole        None    9,000         1,933
PMC-SIERRA INC                  COM              69344F106      489,825   52,500  SH         Sole        None   31,700        20,800
PROCTER & GAMBLE CO             COM              742718109      351,104    6,656  SH         Sole        None    2,000         4,656
REDWOOD TR INC                  COM              758075402      309,600    6,000  SH         Sole        None    6,000             0
ROYAL BK CA MONTREAL QUE        COM              780087102      224,047    3,616  SH         Sole        None    3,616             0
ROYAL DUTCH PET CO              NY REC EUR .56   780257804    3,299,451   50,839  SH         Sole        None   14,200        36,639
SCHLUMBERGER LTD                COM              806857108    1,627,698   21,434  SH         Sole        None    9,314        12,120
SCIENTIFIC ATLANTA INC          COM              808655104      366,469   11,015  SH         Sole        None    8,400         2,615
SONUS NETWORKS INC              COM              835916107    1,011,717  212,100  SH         Sole        None  110,600       101,500
SPDR TR                         UNIT SER 1       78462F103    2,371,682   19,900  SH         Sole        None    8,400        11,500
SUBURBAN PROPANE PARTNERS L     UNIT LTD PARTN   864482104      214,680    6,000  SH         Sole        None        0         6,000
TECHNE CORP                     COM              878377100    1,845,582   40,200  SH         Sole        None    5,500        34,700
TELEFLEX INC                    COM              879369106      385,905    6,500  SH         Sole        None        0         6,500
TELEFONICA S A                  SPOONSORED ADR   879382208    1,622,111   33,172  SH         Sole        None   19,537        13,635
TELIK INC                       COM              87959M109      406,250   25,000  SH         Sole        None   10,500        14,500
TIME WARNER INC                 COM              887317105      527,852   31,589  SH         Sole        None   20,150        11,439
TOOTSIE ROLL INDS INC           COM              890516107      670,790   22,933  SH         Sole        None    8,550        14,383
TRANSOCEAN INC                  ORD              G90078109      346,272    6,416  SH         Sole        None    2,342         4,074
TYCO INTL LTD NEW               COM              902124106    3,783,736  129,580  SH         Sole        None   65,780        63,800
UNILEVER N V                    NY SHS NEW       904784709    3,104,255   47,883  SH         Sole        None   17,230        30,653
UNITED STATES STEEL CORP NEW    COM              912909108    3,328,735   96,850  SH         Sole        None   50,500        46,350
UNITED TECHNOLOGIES CORP        COM              913017109    1,175,915   22,900  SH         Sole        None   22,700           200
UST INC                         COM              902911106    2,212,684   48,460  SH         Sole        None   32,200        16,260
VASOGEN INC                     COM              92232F103    2,668,585  543,500  SH         Sole        None  241,700       301,800
VERIZON COMMUNICATION           COM              92343V104    2,285,863   66,161  SH         Sole        None   30,159        36,002
WACHOVIA CORP 2ND NEW           COM              929903102    2,956,755   59,612  SH         Sole        None   22,624        36,988
WAL MART STORES INC             COM              931142103    1,255,610   26,050  SH         Sole        None   12,550        13,500
WYETH                           COM              983024100      287,915    6,470  SH         Sole        None        0         6,470
XL CAPITAL LTD                  CL A             G98255105      297,680    4,000  SH         Sole        None    4,000             0


02322.0001 #592236